VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
VESSELS AND EQUIPMENT. NET [Abstract]
Summary Rollforward of Vessels and equipment
Movements in the three years ended December 31, 2011 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2008	519,016	(80,855)	438,161
Purchase of vessels and equipment	219	-
Transfers from Newbuildings	220,549	-
Transfers from vessels under capital lease	58,307	-
Other movements	932	(665)
Depreciation	-	(38,809)
Balance at December 31, 2009	799,023	(120,329)	678,694
Purchase of vessels and equipment	207,772	-
Transfers from Newbuildings	499,154	-
Transfers from vessels under capital lease	112,571	-
Other movements	(1,228)	1,145
Depreciation	-	(60,023)
Disposals	(8,452)	491
Balance at December 31, 2010	1,608,840	(178,716)	1,430,124
Purchase of vessels and equipment	56,591	-
Transfers from vessels under capital lease	53,733	-
Disposal of vessels to Frontline 2012	(927,009)	62,144
Disposal of vessels and equipment (excluding to Frontline 2012)	(332,495)	156,560
Other movements	(348)	179
Depreciation	-	(65,744)
Impairment loss	-	(121,443)
Balance at December 31, 2011	459,312	(147,020)	312,292